Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments (Abstract)
Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)
Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of Hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive income (ineffective portion)	Amount of Gain/(Loss) recognized in the consolidated statements of comprehensive income
	2014	2013	2012		2014	2013	2012	2014	2013	2012	2014	2013	2012
Interest rate swaps	-	(4	)(1,903)	Interest expense and finance cost	-	(466	)(12,665)	-	462	10,762	_	4	1,448